COMMITMENTS AND CONTINGENCIES(Future Minimum Lease Payments Under Non-Cancelable Operating Lease Agreements) (Details) $ in Thousands	Dec. 31, 2015 USD ($)
COMMITMENTS AND CONTINGENCIES [Abstract]
2016	$ 739
Operating Leases, Future Minimum Payments Due, Total	$ 739